UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07319

Fidelity Covington Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-563-7000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2021

Item 1.	Reports to Stockholders

Fidelity® Emerging Markets Multifactor ETF
Fidelity® International High Dividend ETF
Fidelity® International Multifactor ETF
Fidelity® International Value Factor ETF
Semi-Annual Report
April 30, 2021

To view a fund’s proxy voting guidelines and proxy voting record for the period ended June, 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at http://www.sec.gov. You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.
© 2021 FMR LLC. All Rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent holdings listing on Fidelity’s web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE
Neither the funds nor Fidelity Distributors Corporation is a bank.
Semi-Annual Report	3

Note to Shareholders:
Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.
In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.
The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are "exogenous shocks" that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.
Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.
4	Semi-Annual Report

Fidelity® Emerging Markets Multifactor ETF
Investment Summary (Unaudited)
Geographic Diversification as of April 30, 2021

Top Ten Stocks as of April 30, 2021
% of fund's net assets
Tencent Holdings Ltd.	5.8
Samsung Electronics Co. Ltd.	4.2
Alibaba Group Holding Ltd. ADR	4.1
Taiwan Semiconductor Manufacturing Co. Ltd.	4.0
Vale S.A.	1.4
Hindustan Unilever Ltd.	1.2
Petronas Gas Bhd	1.2
China Medical System Holdings Ltd.	1.2
Manila Electric Co.	1.2
Cia Paranaense de Energia	1.2
25.5
Top Market Sectors as of April 30, 2021
% of fund's net assets
Information Technology	17.2
Communication Services	15.3
Consumer Discretionary	14.8
Financials	14.4
Materials	13.0
Health Care	9.8
Consumer Staples	8.8
Utilities	5.8
Energy	0.3
Industrials	0.3

Asset Allocation as of April 30, 2021
	% of funds's net assets
Stocks		99.7%
Net Other Assets (Liabilities)	0.3%

Semi-Annual Report	5

Fidelity® International High Dividend ETF
Investment Summary (Unaudited)
Geographic Diversification as of April 30, 2021

Top Ten Stocks as of April 30, 2021
% of fund's net assets
Klepierre S.A.	4.1
BP PLC	3.4
Hongkong Land Holdings Ltd.	3.3
Enbridge, Inc.	3.2
Daito Trust Construction Co. Ltd.	3.2
TOTAL S.A.	3.2
Vodafone Group PLC	2.7
Telefonica S.A.	2.5
KDDI Corp.	2.5
National Grid PLC	2.5
30.6
Top Market Sectors as of April 30, 2021
% of fund's net assets
Financials	27.4
Communication Services	12.1
Energy	11.8
Utilities	11.4
Real Estate	10.7
Industrials	9.3
Consumer Discretionary	4.8
Health Care	4.5
Information Technology	2.9
Consumer Staples	2.6
Materials	1.7

Asset Allocation as of April 30, 2021
% of funds's net assets
Stocks and Equity Futures	100.0%

6	Semi-Annual Report

Fidelity® International Multifactor ETF
Investment Summary (Unaudited)
Geographic Diversification as of April 30, 2021

Top Ten Stocks as of April 30, 2021
% of fund's net assets
Nestle S.A.	2.3
Roche Holding AG	1.7
Novartis AG	1.5
Enel SpA	1.5
Unilever PLC	1.4
Osaka Gas Co. Ltd.	1.3
Snam SpA	1.2
Advance Residence Investment Corp.	1.2
TAG Immobilien AG	1.2
PSP Swiss Property AG	1.1
14.4
Top Market Sectors as of April 30, 2021
% of fund's net assets
Health Care	15.6
Financials	14.5
Consumer Staples	13.6
Industrials	11.8
Consumer Discretionary	9.1
Communication Services	8.9
Utilities	8.2
Real Estate	7.5
Information Technology	5.5
Materials	4.3

Asset Allocation as of April 30, 2021
	% of funds's net assets
Stocks and Equity Futures		99.8%
Short-Term Investments and Net Other Assets (Liabilities)	0.2%

Semi-Annual Report	7

Fidelity® International Value Factor ETF
Investment Summary (Unaudited)
Geographic Diversification as of April 30, 2021

Top Ten Stocks as of April 30, 2021
% of fund's net assets
Nestle S.A.	2.2
Roche Holding AG	1.6
SAP SE	1.5
Toyota Motor Corp.	1.5
Novartis AG	1.4
Rio Tinto Ltd.	1.3
AP Moller - Maersk A/S Class B	1.3
Manulife Financial Corp.	1.3
Aviva PLC	1.3
Allianz SE	1.3
14.7
Top Market Sectors as of April 30, 2021
% of fund's net assets
Financials	18.9
Industrials	16.1
Consumer Discretionary	11.5
Health Care	10.8
Information Technology	9.4
Consumer Staples	8.9
Materials	8.7
Communication Services	4.9
Energy	4.0
Utilities	3.4
Real Estate	2.5

Asset Allocation as of April 30, 2021
	% of funds's net assets
Stocks and Equity Futures		99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

8	Semi-Annual Report

Fidelity® Emerging Markets Multifactor ETF
Schedule of Investments April 30, 2021 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 98.1%
	Shares	Value
BRAZIL – 3.4%
Ambev S.A.	69,900	$ 192,490
B3 S.A. - Brasil Bolsa Balcao	9,800	93,028
BB Seguridade Participacoes S.A.	13,400	55,154
Cosan S.A.	900	14,940
Lojas Renner S.A.	11,170	83,179
Vale S.A.	15,400	309,462
WEG S.A.	1,000	6,453
TOTAL BRAZIL		754,706
CAYMAN ISLANDS – 20.1%
Alibaba Group Holding Ltd. ADR (a)	3,930	907,633
ANTA Sports Products Ltd.	6,000	107,766
Autohome, Inc. ADR	1,054	97,737
Baozun, Inc. ADR (a)	118	4,096
China Medical System Holdings Ltd.	116,000	268,835
China Meidong Auto Holdings Ltd.	22,000	110,045
Fu Shou Yuan International Group Ltd.	82,000	88,685
GSX Techedu, Inc. (a)	213	6,805
Hengan International Group Co. Ltd.	32,500	210,687
Huazhu Group Ltd. ADR (a)	305	17,983
JD.com, Inc. ADR (a)	1,915	148,144
Kingboard Laminates Holdings Ltd.	44,500	111,266
Kingdee International Software Group Co. Ltd.	21,000	69,488
NetEase, Inc. ADR	1,987	222,663
New Oriental Education & Technology Group, Inc. ADR (a)	3,160	48,222
NIO, Inc. ADR (a)	2,737	109,042
Parade Technologies Ltd.	1,000	49,583
Pinduoduo, Inc. ADR (a)	746	99,912
TAL Education Group ADR (a)	846	48,180
Tencent Holdings Ltd.	16,100	1,291,424
Topsports International Holdings Ltd. (b)	51,000	68,947
Trip.com Group Ltd. ADR (a)	966	37,751
Vipshop Holdings Ltd. ADR (a)	821	25,262
Want Want China Holdings Ltd.	315,000	228,336
XD, Inc. (a)	5,200	45,092
Yadea Group Holdings Ltd. (b)	32,000	70,041
TOTAL CAYMAN ISLANDS		4,493,625
CHILE – 0.0%
Falabella S.A.	1,597	7,178
TOTAL CHILE		7,178
CHINA – 11.1%
360 DigiTech, Inc. (a)	3,504	89,737
Agricultural Bank of China Ltd. Class H	217,000	84,377
A-Living Smart City Services Co. Ltd. (b)	2,000	9,219
Anhui Conch Cement Co. Ltd. Class H	32,000	191,377

	Shares	Value

Bank of China Ltd. Class H	307,000	$ 122,138
Bank of Communications Co. Ltd. Class H	133,000	85,107
China Cinda Asset Management Co. Ltd.	242,000	47,672
China Construction Bank Corp. Class H	264,000	209,042
China Pacific Insurance Group Co. Ltd. Class H	16,800	60,781
China Shenhua Energy Co. Ltd. Class H	5,500	11,472
Ever Sunshine Lifestyle Services Group Ltd.	4,000	9,898
GF Securities Co. Ltd. Class H	33,800	49,002
Industrial & Commercial Bank of China Ltd. Class H	245,000	159,614
Jiumaojiu International Holdings Ltd. (a)(b)	20,000	83,689
Li Auto, Inc. ADR (a)	321	6,337
Li Ning Co. Ltd.	16,500	134,688
Microport Scientific Corp.	29,000	209,467
Niu Technologies ADR (a)	57	2,130
Shanghai Pharmaceuticals Holding Co. Ltd.	110,000	250,398
Sinopharm Group Co. Ltd.	81,200	251,958
Tencent Music Entertainment Group (a)	5,355	93,284
The People's Insurance Co. Group of China Ltd. Class H	156,000	53,427
Tianneng Power International Ltd.	42,000	77,112
TravelSky Technology Ltd. Class H	32,000	70,288
Yangzijiang Shipbuilding Holdings Ltd.	10,600	11,394
Zhongsheng Group Holdings Ltd.	13,000	98,502
TOTAL CHINA		2,472,110
EGYPT – 0.3%
Commercial International Bank Egypt SAE	17,569	65,362
TOTAL EGYPT		65,362
HONG KONG – 1.9%
Far East Horizon Ltd.	44,000	50,419
Guangdong Investment Ltd.	170,000	261,779
Kingboard Holdings Ltd.	17,500	103,646
TOTAL HONG KONG		415,844
HUNGARY – 0.9%
Richter Gedeon Nyrt	6,685	191,493
TOTAL HUNGARY		191,493
INDIA – 7.9%
Asian Paints Ltd.	5,159	176,655
Bajaj Auto Ltd.	818	42,337
Bharat Electronics Ltd.	4,148	7,378

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	9

Common Stocks – continued
	Shares	Value
INDIA – continued
Coal India Ltd.	4,757	$ 8,545
Coromandel International Ltd.	12,631	126,510
Divi's Laboratories Ltd. (a)	4,174	228,914
Eicher Motors Ltd.	1,276	41,716
HCL Technologies Ltd.	3,410	41,384
HDFC Life Insurance Co. Ltd. (a)(b)	9,897	88,866
Hero MotoCorp Ltd.	1,116	42,474
Hindustan Unilever Ltd.	8,526	270,925
ICICI Prudential Life Insurance Co. Ltd. (a)(b)	12,688	89,406
Infosys Ltd.	8,745	159,895
Kotak Mahindra Bank Ltd. (a)	5,315	125,483
Max Financial Services Ltd. (a)	8,412	101,742
Muthoot Finance Ltd.	5,078	79,345
Tata Consultancy Services Ltd.	2,604	106,718
Wipro Ltd.	5,576	37,093
TOTAL INDIA		1,775,386
INDONESIA – 2.0%
Adaro Energy Tbk PT	99,700	8,593
Bank Central Asia Tbk PT	43,500	96,441
Bank Rakyat Indonesia Persero Tbk PT	271,900	76,234
Kalbe Farma Tbk PT	1,794,700	178,911
Telkom Indonesia Persero Tbk PT	355,200	78,687
United Tractors Tbk PT	5,300	7,769
TOTAL INDONESIA		446,635
JERSEY – 1.1%
Polymetal International PLC	5,547	114,856
WNS Holdings Ltd. ADR (a)	1,735	125,666
TOTAL JERSEY		240,522
MALAYSIA – 4.7%
DiGi.Com Bhd	63,800	65,258
Genting Bhd	54,500	66,256
Malayan Banking Bhd	38,923	78,199
Nestle Malaysia Bhd	5,700	188,822
Petronas Chemicals Group Bhd	65,900	131,916
Petronas Dagangan Bhd	1,700	8,366
Petronas Gas Bhd	70,000	268,968
PPB Group Bhd	42,700	192,840
Telekom Malaysia Bhd	38,100	53,108
TOTAL MALAYSIA		1,053,733
MAURITIUS – 0.0%
MakeMyTrip Ltd. (a)	101	2,769
TOTAL MAURITIUS		2,769

	Shares	Value
MEXICO – 2.5%
Grupo Aeroportuario del Sureste SAB de CV Class B (a)	370	$ 6,284
Grupo Mexico S.A.B. de C.V.	31,500	142,975
Kimberly-Clark de Mexico SAB de CV Class A	97,700	169,496
Megacable Holdings SAB de CV	30,500	112,040
Orbia Advance Corp. SAB de CV	48,500	135,827
TOTAL MEXICO		566,622
PHILIPPINES – 1.7%
Globe Telecom, Inc.	1,325	50,441
Manila Electric Co.	46,900	265,718
PLDT, Inc.	2,025	53,663
TOTAL PHILIPPINES		369,822
POLAND – 0.1%
Asseco Poland S.A.	826	15,358
TOTAL POLAND		15,358
RUSSIA – 3.5%
Inter RAO UES PJSC (a)	3,556,800	232,449
LUKOIL PJSC	149	11,504
MMC Norilsk Nickel PJSC	486	166,108
Mobile TeleSystems PJSC	13,238	112,126
Novatek PJSC	494	8,936
Sberbank of Russia PJSC	41,480	164,492
Surgutneftegas PJSC	14,700	6,669
VTB Bank PJSC	131,600,000	90,133
TOTAL RUSSIA		792,417
SAUDI ARABIA – 3.2%
Al Rajhi Bank	5,019	132,364
Jarir Marketing Co.	2,072	109,951
Mouwasat Medical Services Co.	4,845	229,195
Southern Province Cement Co.	8,431	189,524
The Co. for Cooperative Insurance (a)	2,366	48,959
TOTAL SAUDI ARABIA		709,993
SOUTH AFRICA – 3.9%
African Rainbow Minerals Ltd.	8,239	153,967
AVI Ltd.	32,025	156,577
Capitec Bank Holdings Ltd. (a)	835	85,552
Kumba Iron Ore Ltd.	3,745	169,943
Mr Price Group Ltd.	8,229	103,155
Rand Merchant Investment Holdings Ltd.	30,674	62,331
Vodacom Group Ltd.	15,561	134,860
TOTAL SOUTH AFRICA		866,385
See accompanying notes which are an integral part of the financial statements.
10	Semi-Annual Report

Fidelity® Emerging Markets Multifactor ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
SOUTH KOREA – 14.5%
Cheil Worldwide, Inc.	3,048	$ 60,146
Chong Kun Dang Pharmaceutical Corp.	1,279	159,825
Com2uSCorp	374	49,593
DB HiTek Co. Ltd.	82	4,077
DB Insurance Co. Ltd.	2,143	94,305
Douzone Bizon Co. Ltd.	36	2,728
GS Engineering & Construction Corp.	225	8,930
Hankook Tire & Technology Co. Ltd.	2,234	96,602
Iljin Materials Co. Ltd.	56	3,479
Kangwon Land, Inc. (a)	4,205	95,641
KMW Co. Ltd. (a)	50	2,580
KT&G Corp.	2,959	219,195
Kumho Petrochemical Co. Ltd.	888	207,561
L&F Co. Ltd.	42	3,428
LEENO Industrial, Inc.	18	2,638
LG Display Co. Ltd. (a)	477	10,420
LG Innotek Co. Ltd.	29	5,240
Lotte Chemical Corp.	793	216,723
NAVER Corp.	549	177,431
NCSoft Corp.	102	76,109
Pearl Abyss Corp. (a)	950	48,168
S-1 Corp.	112	8,206
Samsung Electro-Mechanics Co. Ltd.	126	20,276
Samsung Electronics Co. Ltd.	12,685	929,409
Samsung SDI Co. Ltd.	121	71,141
Samsung SDS Co. Ltd.	84	13,819
Seegene, Inc.	2,786	234,431
SK Hynix, Inc.	1,158	133,253
SK Telecom Co. Ltd.	347	94,678
WONIK IPS Co. Ltd.	65	2,969
Woongjin Coway Co. Ltd.	1,432	86,125
Woori Financial Group, Inc.	9,525	91,624
TOTAL SOUTH KOREA		3,230,750
TAIWAN – 11.9%
ASMedia Technology, Inc.	1,000	42,244
Asustek Computer, Inc.	4,000	53,843
Catcher Technology Co. Ltd.	5,000	35,352
Cathay Financial Holding Co. Ltd.	68,000	127,319
Chailease Holding Co. Ltd.	15,000	108,474
Chicony Electronics Co. Ltd.	10,000	30,251
Chipbond Technology Corp.	12,000	33,251
Chunghwa Telecom Co. Ltd.	24,000	97,949
Elan Microelectronics Corp.	5,000	38,396
eMemory Technology, Inc.	1,000	36,874
Far EasTone Telecommunications Co. Ltd.	29,000	67,587
Formosa Plastics Corp.	44,000	166,971
International Games System Co. Ltd.	2,000	55,347
Lite-On Technology Corp.	18,000	41,177

	Shares	Value

MediaTek, Inc.	4,000	$ 169,692
Novatek Microelectronics Corp.	3,000	67,018
Pegatron Corp.	14,000	36,888
Pou Chen Corp.	63,000	80,292
Radiant Opto-Electronics Corp.	8,000	36,802
Simplo Technology Co. Ltd.	2,000	26,850
Sinbon Electronics Co. Ltd.	3,000	27,924
Taiwan Cement Corp.	84,800	158,167
Taiwan Cooperative Financial Holding Co. Ltd.	122,202	93,621
Taiwan Semiconductor Manufacturing Co. Ltd.	42,000	902,159
Tripod Technology Corp.	7,000	34,833
United Microelectronics Corp.	39,000	79,164
TOTAL TAIWAN		2,648,445
THAILAND – 1.2%
Advanced Info Service PCL	2,400	13,180
Advanced Info Service PCL	9,600	52,721
Intouch Holdings PCL	27,400	56,098
Intouch Holdings PCL	1,100	2,252
Intouch Holdings PCL Class F	3,300	6,756
The Siam Cement PCL	8,100	120,183
The Siam Cement PCL	1,300	19,289
TOTAL THAILAND		270,479
TURKEY – 1.1%
Akbank T.A.S.	68,232	40,156
Arcelik AS	18,952	78,578
BIM Birlesik Magazalar AS	16,952	132,885
Enka Insaat ve Sanayi AS	4,709	4,458
TOTAL TURKEY		256,077
UNITED ARAB EMIRATES – 0.9%
Dubai Islamic Bank PJSC	46,397	56,209
Emirates Telecommunications Group Co. PJSC	26,285	151,564
TOTAL UNITED ARAB EMIRATES		207,773
UNITED STATES OF AMERICA – 0.2%
Yum China Holdings, Inc.	889	55,936
TOTAL UNITED STATES OF AMERICA		55,936
TOTAL COMMON STOCKS (Cost $20,334,893)		21,909,420
Preferred Stock – 1.6%

BRAZIL – 1.6%
Cia Paranaense de Energia	237,100	273,581

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	11

Preferred Stock – continued
	Shares	Value
BRAZIL – continued
Itausa - Investimentos Itau S.A.	40,700	$ 75,470
TOTAL BRAZIL		349,051
RUSSIA – 0.0%
Transneft PJSC	3	5,666
TOTAL RUSSIA		5,666
TOTAL PREFERRED STOCKS (Cost $378,399)		354,717
TOTAL INVESTMENT IN SECURITIES – 99.7% (Cost $20,713,292)		22,264,137
NET OTHER ASSETS (LIABILITIES) – 0.3%		66,826
NET ASSETS – 100.0%		$ 22,330,963

Categorizations in the Schedule of Investments are based on country or territory of incorporation.
Legend
(a)	Non-income producing.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $410,168 or 1.8% of net assets.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$12
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.
Investment Valuation
The following is a summary of the inputs used, as of April 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Equities:
Communication Services	$ 3,419,962	$ 3,419,962	$ —	$ —
Consumer Discretionary	3,293,161	3,293,161	—	—
Consumer Staples	1,962,253	1,962,253	—	—
Energy	86,794	86,794	—	—
Financials	3,156,115	3,156,115	—	—
Health Care	2,203,427	2,203,427	—	—
Industrials	72,220	72,220	—	—
Information Technology	3,788,560	3,788,560	—	—
Materials	2,898,014	2,898,014	—	—
Utilities	1,028,914	1,028,914	—	—
Preferred Stock	354,717	354,717	—	—
Total Investments in Securities:	$ 22,264,137	$ 22,264,137	$ —	$ —
See accompanying notes which are an integral part of the financial statements.
12	Semi-Annual Report

Fidelity® International High Dividend ETF
Schedule of Investments April 30, 2021 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.2%
	Shares	Value
AUSTRALIA – 6.6%
Coles Group Ltd.	12,291	$ 154,945
Commonwealth Bank of Australia	18,416	1,266,633
Computershare Ltd.	14,671	160,017
Fortescue Metals Group Ltd.	11,178	195,052
QBE Insurance Group Ltd.	128,662	979,936
Sonic Healthcare Ltd.	11,803	327,126
Wesfarmers Ltd.	6,544	273,522
Woodside Petroleum Ltd.	84,554	1,493,072
TOTAL AUSTRALIA		4,850,303
BERMUDA – 3.8%
Hongkong Land Holdings Ltd.	498,325	2,466,709
Jardine Matheson Holdings Ltd.	4,582	308,093
TOTAL BERMUDA		2,774,802
CANADA – 11.2%
Emera Inc.	32,274	1,465,736
Enbridge, Inc.	62,174	2,396,089
Finning International Inc.	21,247	552,505
Great-West Lifeco, Inc.	42,002	1,216,836
Manulife Financial Corp.	58,617	1,278,882
Nutrien Ltd.	3,113	171,693
Power Corp. of Canada	42,625	1,240,428
TOTAL CANADA		8,322,169
DENMARK – 0.8%
Novo Nordisk A/S Class B	4,028	295,401
Pandora A/S	2,917	331,475
TOTAL DENMARK		626,876
FINLAND – 0.5%
Nokian Renkaat Oyj	7,358	274,407
Orion Oyj Class B	2,323	102,993
TOTAL FINLAND		377,400
FRANCE – 9.9%
Bouygues S.A.	7,998	343,142
Cie Generale des Etablissements Michelin SCA	1,954	283,090
Danone S.A.	2,430	171,506
Kering S.A.	477	382,713
Klepierre S.A.	113,343	3,009,916
Sanofi	2,850	299,408
Schneider Electric SE	3,195	511,614
TOTAL S.A.	52,821	2,341,551
TOTAL FRANCE		7,342,940
GERMANY – 3.8%
Allianz SE	4,769	1,242,335

	Shares	Value

BASF SE	1,899	$ 153,346
Bayer AG	3,115	201,816
Bayerische Motoren Werke AG	3,740	375,485
SAP SE	2,152	302,476
Siemens AG	3,169	529,576
TOTAL GERMANY		2,805,034
HONG KONG – 3.9%
BOC Hong Kong Holdings Ltd.	315,000	1,111,261
Power Assets Holdings Ltd.	288,500	1,773,676
TOTAL HONG KONG		2,884,937
ITALY – 3.7%
Assicurazioni Generali SpA (a)	46,090	925,736
Enel SpA	179,599	1,787,335
TOTAL ITALY		2,713,071
JAPAN – 18.3%
Astellas Pharma, Inc.	15,000	225,127
Bridgestone Corp.	6,700	268,294
Canon, Inc.	9,600	228,615
Daito Trust Construction Co. Ltd.	22,400	2,381,300
Eisai Co. Ltd.	3,200	208,708
Honda Motor Co. Ltd.	10,700	316,384
Japan Tobacco, Inc.	8,900	166,430
KDDI Corp.	61,900	1,872,205
Keyence Corp.	500	240,245
Kirin Holdings Co. Ltd.	8,300	155,703
Kyocera Corp.	3,200	194,304
Mitsubishi Corp.	17,800	491,798
Mitsubishi Heavy Industries Ltd.	13,400	398,059
Mitsubishi UFJ Financial Group, Inc.	210,700	1,114,172
Mitsui & Co. Ltd.	23,500	495,240
Otsuka Holdings Co. Ltd.	5,600	215,229
Shimizu Corp.	53,800	440,520
Showa Denko KK	7,900	239,230
SoftBank Corp.	132,600	1,709,892
Subaru Corp.	11,900	220,733
Sumitomo Corp.	29,800	405,676
Sumitomo Mitsui Financial Group, Inc.	29,104	1,012,336
Toyota Motor Corp.	6,967	518,008
TOTAL JAPAN		13,518,208
NETHERLANDS – 0.8%
ASML Holding N.V.	708	461,259
Koninklijke Ahold Delhaize N.V.	5,052	136,167
TOTAL NETHERLANDS		597,426

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	13

Common Stocks – continued
	Shares	Value
NORWAY – 0.2%
Mowi ASA	5,259	$ 130,143
TOTAL NORWAY		130,143
SINGAPORE – 3.9%
Oversea-Chinese Banking Corp. Ltd.	130,000	1,192,122
Singapore Telecommunications Ltd.	817,900	1,536,944
Venture Corp. Ltd.	10,600	160,546
TOTAL SINGAPORE		2,889,612
SPAIN – 8.2%
ACS Actividades de Construccion y Servicios S.A.	13,640	445,470
Banco Bilbao Vizcaya Argentaria S.A.	179,636	1,009,976
Banco Santander S.A.	305,765	1,183,377
Enagas S.A.	71,015	1,549,039
Telefonica S.A.	406,051	1,883,606
TOTAL SPAIN		6,071,468
SWEDEN – 2.2%
Securitas AB Class B	32,197	550,023
Svenska Handelsbanken AB	90,549	1,051,368
TOTAL SWEDEN		1,601,391
SWITZERLAND – 5.4%
ABB Ltd.	17,760	577,363
Clariant AG (a)	4,544	95,235
Nestle S.A.	4,188	499,961
Novartis AG	4,997	427,132
Roche Holding AG	1,449	472,806
UBS Group AG	64,405	983,323
Zurich Insurance Group AG	2,355	967,511
TOTAL SWITZERLAND		4,023,331
UNITED KINGDOM – 16.0%
Anglo American PLC	3,835	163,009

	Shares	Value

AstraZeneca PLC	3,076	$ 328,572
Avast PLC (b)	18,100	119,713
BAE Systems PLC	46,996	329,376
Berkeley Group Holdings PLC	5,106	327,107
BHP Group PLC	5,018	151,772
BP PLC	595,260	2,497,228
British American Tobacco PLC	4,811	178,650
GlaxoSmithKline PLC	13,454	249,537
HSBC Holdings PLC	238,927	1,497,892
Imperial Brands PLC	5,237	109,307
Legal & General Group PLC	271,696	1,024,706
National Grid PLC	144,484	1,821,614
RELX PLC	14,439	375,741
Rio Tinto PLC	2,064	173,635
Spectris PLC	2,853	128,537
The Sage Group PLC	15,706	138,738
Unilever PLC	4,339	254,210
Vodafone Group PLC	1,040,816	1,971,373
TOTAL UNITED KINGDOM		11,840,717
TOTAL COMMON STOCKS (Cost $69,053,251)		73,369,828
TOTAL INVESTMENT IN SECURITIES – 99.2% (Cost $69,053,251)		73,369,828
NET OTHER ASSETS (LIABILITIES) – 0.8%		610,227
NET ASSETS – 100.0%		$ 73,980,055

Categorizations in the Schedule of Investments are based on country or territory of incorporation.
Legend
(a)	Non-income producing.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $119,713 or 0.2% of net assets.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
ICE MSCI EAFE Index Future Contracts (United States)	5	June 2021	$564,325	$8,593	$8,593
The notional amount of futures purchased as a percentage of Net Assets is 0.8%
See accompanying notes which are an integral part of the financial statements.
14	Semi-Annual Report

Fidelity® International High Dividend ETF
Schedule of Investments (Unaudited)–continued
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 24
Fidelity Securities Lending Cash Central Fund	1,666
Total	$1,690
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received from lending certain types of securities.
Investment Valuation
The following is a summary of the inputs used, as of April 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Equities:
Communication Services	$ 8,974,020	$ 8,974,020	$ —	$ —
Consumer Discretionary	3,571,218	3,571,218	—	—
Consumer Staples	1,957,022	1,957,022	—	—
Energy	8,727,940	8,727,940	—	—
Financials	20,298,830	20,298,830	—	—
Health Care	3,353,855	3,353,855	—	—
Industrials	6,754,196	6,754,196	—	—
Information Technology	2,134,450	2,134,450	—	—
Materials	1,342,972	1,342,972	—	—
Real Estate	7,857,925	7,857,925	—	—
Utilities	8,397,400	8,397,400	—	—
Total Investments in Securities:	$ 73,369,828	$ 73,369,828	$ —	$ —

Derivative Instruments:
Assets
Futures Contracts	$ 8,593	$ 8,593	$ —	$ —
Total Assets	$ 8,593	$ 8,593	—	$ —
Total Derivative Instruments:	$ 8,593	$ 8,593	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of April 30, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$8,593	$0
Total Equity Risk	8,593	0
Total Value of Derivatives	$8,593	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	15

Fidelity® International Multifactor ETF
Schedule of Investments April 30, 2021 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.0%
	Shares	Value
AUSTRALIA – 4.4%
ASX Ltd.	679	$ 38,277
BHP Group Ltd.	1,455	53,611
Coles Group Ltd.	7,058	88,976
Commonwealth Bank of Australia	1,503	103,375
Fortescue Metals Group Ltd.	1,268	22,126
JB Hi-Fi Ltd.	790	28,242
Macquarie Group Ltd.	504	62,481
Medibank Pvt Ltd.	15,355	36,532
Rio Tinto Ltd.	269	25,174
Sonic Healthcare Ltd.	3,880	107,536
Wesfarmers Ltd.	1,232	51,494
TOTAL AUSTRALIA		617,824
BELGIUM – 1.2%
Etablissements Franz Colruyt N.V.	1,025	60,868
Sofina S.A.	112	42,632
UCB S.A.	677	62,802
TOTAL BELGIUM		166,302
BERMUDA – 0.3%
Jardine Matheson Holdings Ltd.	677	45,521
TOTAL BERMUDA		45,521
CANADA – 8.0%
Barrick Gold Corp.	1,459	31,061
Canadian Imperial Bank of Commerce	580	60,244
Canadian National Railway Co.	655	70,457
Canadian Pacific Railway Ltd.	152	56,677
CGI, Inc. (a)	493	43,581
Constellation Software, Inc.	34	49,857
Element Fleet Management Corp.	3,128	38,267
FirstService Corp.	728	118,154
Kirkland Lake Gold Ltd.	553	20,530
National Bank of Canada	685	49,757
Northland Power, Inc.	3,832	131,887
Open Text Corp.	782	36,792
Quebecor Inc.	5,781	155,310
Royal Bank of Canada	1,169	111,474
The Toronto-Dominion Bank	1,545	106,123
TMX Group Ltd.	311	34,242
Wheaton Precious Metals Corp.	596	24,703
TOTAL CANADA		1,139,116
CHILE – 0.3%
Antofagasta PLC	1,477	38,149
TOTAL CHILE		38,149
DENMARK – 3.2%
Coloplast A/S Class B	465	77,040

	Shares	Value

GN Store Nord A/S	867	$ 78,369
Novo Nordisk A/S Class B	2,092	153,421
Novozymes A/S Class B	513	36,563
Pandora A/S	412	46,818
SimCorp A/S	236	31,234
Tryg A/S	1,566	35,882
TOTAL DENMARK		459,327
FINLAND – 0.8%
Kone Oyj Class B	705	55,453
Orion Oyj Class B	1,407	62,380
TOTAL FINLAND		117,833
FRANCE – 7.1%
BioMerieux	421	50,133
Bureau Veritas S.A. (a)	1,374	41,135
Dassault Systemes SE	206	47,848
Edenred	649	36,837
Hermes International	34	42,730
La Francaise des Jeux SAEM (b)	483	24,781
Legrand S.A.	502	48,949
L'Oreal S.A.	351	144,359
LVMH Moet Hennessy Louis Vuitton SE	158	119,103
Remy Cointreau S.A.	343	68,624
Sanofi	1,516	159,264
Sartorius Stedim Biotech	151	69,438
Schneider Electric SE	521	83,427
SEB S.A.	120	21,885
Teleperformance	129	49,864
TOTAL FRANCE		1,008,377
GERMANY – 7.9%
Allianz SE	399	103,940
Beiersdorf AG	622	70,309
Deutsche Boerse AG	328	56,582
Deutsche Post AG	1,206	71,072
Knorr-Bremse AG	289	35,486
Merck KGaA	452	79,523
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	212	61,415
ProSiebenSat.1 Media SE (a)	6,953	151,037
Rational AG	36	30,058
Scout24 AG (b)	1,674	139,328
TAG Immobilien AG	5,431	168,088
Uniper SE	4,400	160,702
TOTAL GERMANY		1,127,540
HONG KONG – 1.9%
BOC Hong Kong Holdings Ltd.	13,500	47,625
Hong Kong Exchanges & Clearing Ltd.	1,200	72,616

See accompanying notes which are an integral part of the financial statements.
16	Semi-Annual Report

Fidelity® International Multifactor ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
HONG KONG – continued
Sino Land Co. Ltd.	100,993	$ 150,056
TOTAL HONG KONG		270,297
IRELAND – 0.4%
Flutter Entertainment PLC (a)	259	52,957
TOTAL IRELAND		52,957
ISRAEL – 0.2%
Nice Ltd. (a)	137	33,150
TOTAL ISRAEL		33,150
ITALY – 4.1%
DiaSorin SpA	300	51,011
Enel SpA	21,094	209,924
FinecoBank Banca Fineco SpA (a)	2,553	44,010
Moncler SpA (a)	725	44,528
Recordati Industria Chimica e Farmaceutica SpA	1,220	67,322
Snam SpA	30,601	172,399
TOTAL ITALY		589,194
JAPAN – 23.5%
Advance Residence Investment Corp.	54	172,170
Astellas Pharma, Inc.	6,100	91,552
Azbil Corp.	700	28,306
Bandai Namco Holdings, Inc.	500	36,714
Capcom Co. Ltd.	4,000	129,912
Central Japan Railway Co.	400	58,497
Dai Nippon Printing Co. Ltd.	2,300	45,682
Daito Trust Construction Co. Ltd.	1,500	159,462
Daiwa Securities Group, Inc.	10,700	56,983
FUJIFILM Holdings Corp.	700	45,386
Hikari Tsushin, Inc.	200	40,218
Hisamitsu Pharmaceutical Co., Inc.	1,300	75,642
Hoya Corp.	900	102,388
ITOCHU Corp.	2,200	68,593
Japan Exchange Group, Inc.	2,200	51,556
Kajima Corp.	3,100	42,825
Kao Corp.	1,700	108,979
KDDI Corp.	5,300	160,302
Kobayashi Pharmaceutical Co. Ltd.	1,100	98,120
M3, Inc.	1,300	90,116
Mitsui & Co. Ltd.	3,000	63,222
Nexon Co. Ltd.	4,300	142,606
Nippon Telegraph & Telephone Corp.	5,800	146,187
Nissan Chemical Corp.	600	30,849
Nitori Holdings Co. Ltd.	200	35,881
NOF Corp.	600	31,728
Nomura Research Institute Ltd.	1,100	33,864

	Shares	Value

Obayashi Corp.	5,000	$ 45,606
Obic Co. Ltd.	200	38,662
Oji Holdings Corp.	5,200	32,778
Oracle Corp. Japan	300	28,132
Osaka Gas Co. Ltd.	9,900	190,926
Otsuka Corp.	700	35,287
Pan Pacific International Holdings Corp.	1,700	36,627
Rinnai Corp.	300	30,136
Secom Co. Ltd.	600	49,820
Sekisui House Ltd.	1,900	38,398
SG Holdings Co. Ltd.	1,900	43,178
Shimano, Inc.	200	45,808
Shionogi & Co. Ltd.	1,600	84,124
Sohgo Security Services Co. Ltd.	900	39,440
Sony Corp.	900	89,749
Sumitomo Mitsui Trust Holdings, Inc.	1,700	57,856
Taisei Corp.	1,300	47,930
The Shizuoka Bank Ltd.	6,600	50,539
Toppan Printing Co. Ltd.	2,900	49,428
Toyo Suisan Kaisha Ltd.	2,300	93,742
Trend Micro, Inc. (a)	700	33,301
USS Co. Ltd.	1,700	30,810
TOTAL JAPAN		3,340,017
JERSEY – 0.4%
Experian PLC	1,624	62,778
TOTAL JERSEY		62,778
NETHERLANDS – 2.8%
Adyen N.V. (a)(b)	27	66,354
ASM International N.V.	130	39,577
Euronext N.V. (b)	356	35,870
Euronext N.V. rights 5/10/21	356	4,178
Koninklijke Ahold Delhaize N.V.	2,956	79,673
NN Group N.V.	1,049	52,494
QIAGEN N.V. (a)	1,274	62,159
Wolters Kluwer N.V.	602	54,540
TOTAL NETHERLANDS		394,845
NEW ZEALAND – 0.8%
Fisher & Paykel Healthcare Corp. Ltd.	4,409	113,726
Fletcher Building Ltd.	312	1,628
TOTAL NEW ZEALAND		115,354
NORWAY – 0.5%
Orkla ASA	6,788	69,414
TOTAL NORWAY		69,414
SINGAPORE – 1.7%
Mapletree Industrial Trust	66,500	141,458

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	17

Common Stocks – continued
	Shares	Value
SINGAPORE – continued
Oversea-Chinese Banking Corp. Ltd.	6,495	$ 59,560
Singapore Exchange Ltd.	4,900	38,488
TOTAL SINGAPORE		239,506
SPAIN – 2.7%
Enagas S.A.	7,288	158,972
Industria de Diseno Textil S.A.	1,744	62,185
Red Electrica Corp. S.A.	8,565	157,494
TOTAL SPAIN		378,651
SWEDEN – 3.7%
Atlas Copco AB Class A	1,055	64,006
Epiroc AB Class A	1,953	42,383
Essity AB Class B	2,316	75,678
Evolution Gaming Group AB (b)	420	83,049
Holmen AB Class B	615	29,020
Industrivarden AB Class A (a)	1,400	53,776
L E Lundbergforetagen AB Class B (a)	813	46,516
Securitas AB Class B	1,992	34,029
Svenska Cellulosa AB SCA Class B (a)	1,715	30,119
Swedish Match AB	883	72,513
TOTAL SWEDEN		531,089
SWITZERLAND – 11.7%
EMS-Chemie Holding AG	30	28,041
Geberit AG	82	53,980
Givaudan S.A.	10	41,928
Kuehne + Nagel International AG	195	58,369
Logitech International S.A.	350	39,296
Nestle S.A.	2,704	322,802
Novartis AG	2,540	217,114
Partners Group Holding AG	41	58,440
PSP Swiss Property AG	1,304	160,989
Roche Holding AG	728	237,545
Schindler Holding AG	176	50,134
Swisscom AG	251	136,309
Tecan Group AG	133	64,863
The Swatch Group AG	141	43,225
UBS Group AG	4,665	71,224
Zurich Insurance Group AG	174	71,485
TOTAL SWITZERLAND		1,655,744
UNITED KINGDOM – 11.4%
Admiral Group PLC	1,161	50,298
Auto Trader Group PLC (b)	16,469	130,018
Avast PLC (b)	4,728	31,271

	Shares	Value

Aviva PLC	10,656	$ 59,059
BHP Group PLC	1,772	53,595
Croda International PLC	353	33,059
Direct Line Insurance Group PLC	10,695	42,217
Halma PLC	1,042	37,337
Hikma Pharmaceuticals PLC	1,995	67,397
IG Group Holdings PLC	4,051	51,377
Imperial Brands PLC	4,736	98,850
J Sainsbury PLC	25,945	85,387
London Stock Exchange Group PLC	505	51,741
Next PLC (a)	434	46,882
Persimmon PLC	1,240	53,772
RELX PLC	2,715	70,651
Rightmove PLC (a)	15,564	132,312
Rio Tinto PLC	762	64,103
Royal Mail PLC (a)	7,745	53,188
Tate & Lyle PLC	8,564	94,858
The Sage Group PLC	4,166	36,800
Unilever PLC	3,335	195,389
Wm Morrison Supermarkets PLC	34,501	83,045
TOTAL UNITED KINGDOM		1,622,606
TOTAL COMMON STOCKS (Cost $12,889,622)		14,075,591
Money Market Fund – 0.1%

Fidelity Cash Central Fund, 0.04% (c) (Cost $8,735)	8,733	8,735
TOTAL INVESTMENT IN SECURITIES – 99.1% (Cost $12,898,357)		14,084,326
NET OTHER ASSETS (LIABILITIES) – 0.9%		129,394
NET ASSETS – 100.0%		$ 14,213,720

Categorizations in the Schedule of Investments are based on country or territory of incorporation.
Legend
(a)	Non-income producing.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $510,671 or 3.6% of net assets.
(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.
See accompanying notes which are an integral part of the financial statements.
18	Semi-Annual Report

Fidelity® International Multifactor ETF
Schedule of Investments (Unaudited)–continued
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
ICE MSCI EAFE Index Future Contracts (United States)	1	June 2021	$112,865	$2,868	$2,868
The notional amount of futures purchased as a percentage of Net Assets is 0.8%
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$23
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.
Investment Valuation
The following is a summary of the inputs used, as of April 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Equities:
Communication Services	$ 1,423,321	$ 1,423,321	$ —	$ —
Consumer Discretionary	1,105,992	1,105,992	—	—
Consumer Staples	1,911,586	1,911,586	—	—
Financials	2,069,131	2,069,131	—	—
Health Care	2,224,865	2,224,865	—	—
Industrials	1,686,378	1,686,378	—	—
Information Technology	772,872	772,872	—	—
Materials	628,765	628,765	—	—
Real Estate	1,070,377	1,070,377	—	—
Utilities	1,182,304	1,182,304	—	—
Money Market Fund	8,735	8,735	—	—
Total Investments in Securities:	$ 14,084,326	$ 14,084,326	$ —	$ —

Derivative Instruments:
Assets
Futures Contracts	$ 2,868	$ 2,868	$ —	$ —
Total Assets	$ 2,868	$ 2,868	—	$ —
Total Derivative Instruments:	$ 2,868	$ 2,868	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of April 30, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$2,868	$0
Total Equity Risk	2,868	0
Total Value of Derivatives	$2,868	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	19

Fidelity® International Value Factor ETF
Schedule of Investments April 30, 2021 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.1%
	Shares	Value
AUSTRALIA – 4.6%
ASX Ltd.	4,735	$ 266,928
CSL Ltd.	1,394	291,984
Macquarie Group Ltd.	2,900	359,515
Rio Tinto Ltd.	4,105	384,155
TOTAL AUSTRALIA		1,302,582
AUSTRIA – 0.5%
ams AG (a)	8,619	149,596
TOTAL AUSTRIA		149,596
BERMUDA – 0.7%
Jardine Matheson Holdings Ltd.	3,075	206,763
TOTAL BERMUDA		206,763
CANADA – 10.4%
Alimentation Couche-Tard, Inc. Class B	7,096	240,245
Canadian National Railway Co.	3,077	330,986
CGI, Inc. (a)	2,580	228,073
Enbridge, Inc.	8,975	345,883
FirstService Corp.	53	8,602
Fortis, Inc.	2,235	99,614
iA Financial Corp., Inc.	5,801	326,406
Kinross Gold Corp.	41,276	290,227
Manulife Financial Corp.	16,707	364,506
Onex Corp.	4,678	312,919
Open Text Corp.	4,205	197,842
Shaw Communications, Inc.	8,020	232,086
TOTAL CANADA		2,977,389
CAYMAN ISLANDS – 0.8%
CK Asset Holdings Ltd.	36,000	225,960
TOTAL CAYMAN ISLANDS		225,960
DENMARK – 2.3%
AP Moller - Maersk A/S Class B	153	380,664
Novo Nordisk A/S Class B	3,878	284,401
TOTAL DENMARK		665,065
FRANCE – 10.9%
Atos SE (a)	2,701	184,098
BNP Paribas S.A. (a)	5,312	341,407
Bouygues S.A.	6,355	272,651
Capgemini SE	1,596	292,801
Cie de Saint-Gobain (a)	5,509	348,166
Cie Generale des Etablissements Michelin SCA	2,014	291,783
Engie S.A. (a)	12,044	179,347
Faurecia SE (a)	5,058	273,388
L'Oreal S.A.	688	282,959

	Shares	Value

Sanofi	2,826	$ 296,887
TOTAL S.A.	7,974	353,487
TOTAL FRANCE		3,116,974
GERMANY – 7.9%
Allianz SE	1,395	363,401
Bayer AG	3,180	206,027
Daimler AG	3,892	346,938
Deutsche Lufthansa AG (a)	26,176	338,361
Fresenius Medical Care AG & Co. KGaA	1,863	148,376
Fresenius SE & Co. KGaA	3,180	156,492
SAP SE	3,142	441,626
Vonovia SE	4,001	263,168
TOTAL GERMANY		2,264,389
HONG KONG – 1.0%
BOC Hong Kong Holdings Ltd.	82,500	291,045
TOTAL HONG KONG		291,045
ITALY – 1.7%
Enel SpA	25,904	257,791
UniCredit SpA	22,004	226,794
TOTAL ITALY		484,585
JAPAN – 23.3%
Central Japan Railway Co.	1,900	277,860
Chubu Electric Power Co., Inc.	14,200	171,548
Daiwa House Industry Co. Ltd.	8,100	239,728
Fujitsu Ltd.	1,900	302,543
Hitachi Ltd.	7,300	359,373
Honda Motor Co. Ltd.	8,400	248,377
Inpex Corp.	17,100	116,707
ITOCHU Corp.	10,800	336,731
Japan Tobacco, Inc.	11,000	205,700
Kao Corp.	3,200	205,136
KDDI Corp.	9,800	296,407
Medipal Holdings Corp.	9,900	181,869
Mitsubishi UFJ Financial Group, Inc.	57,400	303,529
Mitsui & Co. Ltd.	15,600	328,755
NEC Corp.	4,600	267,655
Nippon Telegraph & Telephone Corp.	10,600	267,170
Obayashi Corp.	29,700	270,902
Otsuka Holdings Co. Ltd.	5,500	211,386
Sekisui House Ltd.	9,100	183,907
Shin-Etsu Chemical Co. Ltd.	2,100	354,467
Shionogi & Co. Ltd.	4,100	215,568
Sony Corp.	3,400	339,051
Sumitomo Mitsui Financial Group, Inc.	7,600	264,354
Taisei Corp.	7,600	280,207

See accompanying notes which are an integral part of the financial statements.
20	Semi-Annual Report

Fidelity® International Value Factor ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
JAPAN – continued
Toyota Motor Corp.	5,900	$ 438,674
TOTAL JAPAN		6,667,604
JERSEY – 1.0%
Glencore PLC	68,175	278,644
TOTAL JERSEY		278,644
LUXEMBOURG – 0.9%
ArcelorMittal S.A. (a)	9,180	267,984
TOTAL LUXEMBOURG		267,984
NETHERLANDS – 2.3%
Koninklijke Ahold Delhaize N.V.	5,847	157,595
NN Group N.V.	4,779	239,150
Stellantis N.V.	16,560	275,580
TOTAL NETHERLANDS		672,325
NEW ZEALAND – 0.0%
Fletcher Building Ltd.	1,197	6,244
TOTAL NEW ZEALAND		6,244
SINGAPORE – 2.0%
Genting Singapore Ltd.	393,800	256,041
Oversea-Chinese Banking Corp. Ltd.	35,200	322,790
TOTAL SINGAPORE		578,831
SPAIN – 3.0%
Iberdrola S.A.	19,492	263,623
Industria de Diseno Textil S.A.	8,512	303,509
Telefonica S.A.	62,939	291,964
TOTAL SPAIN		859,096
SWEDEN – 2.6%
Essity AB Class B	4,581	149,689
Investor AB	3,053	259,563
Volvo AB Class B (a)	13,407	327,971
TOTAL SWEDEN		737,223
SWITZERLAND – 8.0%
Adecco Group AG	5,088	344,983
Credit Suisse Group AG	17,031	178,256
Credit Suisse Group AG rights 5/6/21	17,031	0
Nestle S.A.	5,238	625,310

	Shares	Value

Novartis AG	4,772	$ 407,900
Roche Holding AG	1,370	447,028
UBS Group AG	17,872	272,866
TOTAL SWITZERLAND		2,276,343
UNITED KINGDOM – 15.2%
Anglo American PLC	7,296	310,122
Aviva PLC	65,680	364,022
BHP Group PLC	9,458	286,062
BP PLC	80,950	339,600
British American Tobacco PLC	6,246	231,937
Dialog Semiconductor PLC (a)	3,282	257,360
GlaxoSmithKline PLC	13,335	247,330
Imperial Brands PLC	6,813	142,202
M&G PLC	118,137	355,430
RELX PLC	10,226	266,107
Rio Tinto PLC	3,879	326,322
Royal Mail PLC (a)	34,266	235,317
Taylor Wimpey PLC	130,671	324,933
Unilever PLC	5,626	329,612
Vodafone Group PLC	173,809	329,206
TOTAL UNITED KINGDOM		4,345,562
TOTAL COMMON STOCKS (Cost $25,551,590)		28,374,204
Money Market Fund – 0.1%

Fidelity Cash Central Fund, 0.04% (b) (Cost $10,450)	10,448	10,450
TOTAL INVESTMENT IN SECURITIES – 99.2% (Cost $25,562,040)		28,384,654
NET OTHER ASSETS (LIABILITIES) – 0.8%		237,137
NET ASSETS – 100.0%		$ 28,621,791

Categorizations in the Schedule of Investments are based on country or territory of incorporation.
Legend
(a)	Non-income producing.
(b)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	21

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
ICE MSCI EAFE Index Future Contracts (United States)	2	June 2021	$225,730	$5,681	$5,681
The notional amount of futures purchased as a percentage of Net Assets is 0.8%
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6
Fidelity Securities Lending Cash Central Fund	805
Total	$811
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received from lending certain types of securities.
See accompanying notes which are an integral part of the financial statements.
22	Semi-Annual Report

Fidelity® International Value Factor ETF
Schedule of Investments (Unaudited)–continued
Investment Valuation
The following is a summary of the inputs used, as of April 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Equities:
Communication Services	$ 1,416,833	$ 1,416,833	$ —	$ —
Consumer Discretionary	3,282,181	3,282,181	—	—
Consumer Staples	2,570,385	2,570,385	—	—
Energy	1,155,677	1,155,677	—	—
Financials	5,412,881	5,412,881	—	—
Health Care	3,095,248	3,095,248	—	—
Industrials	4,546,424	4,546,424	—	—
Information Technology	2,680,967	2,680,967	—	—
Materials	2,504,227	2,504,227	—	—
Real Estate	737,458	737,458	—	—
Utilities	971,923	971,923	—	—
Money Market Fund	10,450	10,450	—	—
Total Investments in Securities:	$ 28,384,654	$ 28,384,654	$ —	$ —

Derivative Instruments:
Assets
Futures Contracts	$ 5,681	$ 5,681	$ —	$ —
Total Assets	$ 5,681	$ 5,681	—	$ —
Total Derivative Instruments:	$ 5,681	$ 5,681	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of April 30, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$5,681	$0
Total Equity Risk	5,681	0
Total Value of Derivatives	$5,681	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	23

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24

Financial Statements
Statements of Assets and Liabilities
April 30, 2021 (Unaudited)
	Fidelity Emerging Markets Multifactor ETF	Fidelity International High Dividend ETF	Fidelity International Multifactor ETF	Fidelity International Value Factor ETF
Assets
Investments in securities, at value – See accompanying schedule:
Unaffiliated issuers	$22,264,137	$73,369,828	$14,075,591	$28,374,204
Fidelity Central Funds	—	—	8,735	10,450
Total Investments in Securities	$22,264,137	$73,369,828	$14,084,326	$28,384,654
Segregated cash with brokers for derivative instruments	—	35,640	7,128	14,256
Cash	3,811	7,012	45,167	2,354
Foreign currency held at value (cost $64,945, $90,038, $20,191 and $60,078, respectively)	65,105	89,851	20,184	60,010
Dividends receivable	26,586	508,866	63,008	171,945
Distributions receivable from Fidelity Central Funds	—	—	—	664
Total assets	22,359,639	74,011,197	14,219,813	28,633,883
Liabilities
Accrued management fees	8,279	23,617	4,588	9,082
Payable for daily variation margin on futures contracts	—	7,525	1,505	3,010
Other payables and accrued expenses	20,397	—	—	—
Total liabilities	28,676	31,142	6,093	12,092
Net Assets	$22,330,963	$73,980,055	$14,213,720	$28,621,791
Net Assets consist of:
Paid in capital	21,031,053	75,619,091	13,099,186	27,458,398
Total accumulated earnings (loss)	1,299,910	(1,639,036)	1,114,534	1,163,393
Net Assets	$22,330,963	$73,980,055	$14,213,720	$28,621,791
Shares outstanding	800,000	3,600,000	500,000	1,200,000
Net Asset Value per share	$ 27.91	$ 20.55	$ 28.43	$ 23.85
Investments at cost – Unaffiliated issuers	$20,713,292	$69,053,251	$12,889,622	$25,551,590
Investments at cost – Fidelity Central Funds	—	—	8,735	10,450
Investments at cost	$20,713,292	$69,053,251	$12,898,357	$25,562,040
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	25

Statements of Operations
For the six months ended April 30, 2021 (Unaudited)
	Fidelity Emerging Markets Multifactor ETF	Fidelity International High Dividend ETF	Fidelity International Multifactor ETF	Fidelity International Value Factor ETF
Investment Income
Dividends	$ 218,367	$ 1,245,074	$ 165,926	$ 512,119
Interest	—	10	—	—
Income from Fidelity Central Funds (including $—, $1,666, $— and $805, from security lending, respectively)	12	1,690	23	811
Income before foreign taxes withheld	218,379	1,246,774	165,949	512,930
Less foreign taxes withheld	(23,567)	(100,491)	(17,926)	(35,831)
Total income	194,812	1,146,283	148,023	477,099
Expenses
Management fees	36,290	122,652	21,799	42,329
Independent trustees' fees and expenses	29	118	23	41
Total expenses before reductions	36,319	122,770	21,822	42,370
Expense reductions	(3)	(4)	(14)	(5)
Total expenses	36,316	122,766	21,808	42,365
Net investment income (loss)	158,496	1,023,517	126,215	434,734
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities (net of foreign taxes of $19,068, $-, $-, $-, respectively.)	274,600	2,564,738	239,773	1,093,875
Net realized gain (loss) on futures contracts	(1,729)	49,660	17,252	16,399
Net realized gain (loss) on foreign currency transactions	(1,206)	2,676	952	1,264
Total net realized gain (loss)	271,665	2,617,074	257,977	1,111,538
Change in net unrealized appreciation (depreciation) on investment securities (net of decrease in deferred foreign taxes of $(2,245), $-, $- and $-, respectively.)	1,740,746	14,385,605	1,305,251	3,908,967
Change in net unrealized appreciation (depreciation) on futures contracts	—	23,556	6,665	11,417
Change in net unrealized appreciation (depreciation) on assets and liabilities in foreign currencies	210	2,639	398	981
Total change in net unrealized appreciation (depreciation)	1,740,956	14,411,800	1,312,314	3,921,365
Net gain (loss)	2,012,621	17,028,874	1,570,291	5,032,903
Net increase (decrease) in net assets resulting from operations	$2,171,117	$18,052,391	$1,696,506	$5,467,637
See accompanying notes which are an integral part of the financial statements.
26	Semi-Annual Report

Financial Statements  – continued
Statements of Changes in Net Assets
	Fidelity Emerging Markets Multifactor ETF		Fidelity International High Dividend ETF
	Six months ended April 30, 2021 (Unaudited)	Year ended October 31, 2020	Six months ended April 30, 2021 (Unaudited)	Year ended October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 158,496	$ 219,877	$ 1,023,517	$ 1,357,745
Net realized gain (loss)	271,665	(298,421)	2,617,074	(4,552,063)
Change in net unrealized appreciation (depreciation)	1,740,956	(330,032)	14,411,800	(9,559,810)
Net increase (decrease) in net assets resulting from operations	2,171,117	(408,576)	18,052,391	(12,754,128)
Distributions to shareholders	(111,200)	(214,800)	(903,800)	(1,450,300)
Share transactions
Proceeds from sales of shares	11,022,150	—	11,541,102	34,025,327
Cost of shares redeemed	—	—	—	(18,552,856)
Net increase (decrease) in net assets resulting from share transactions	11,022,150	—	11,541,102	15,472,471
Total increase (decrease) in net assets	13,082,067	(623,376)	28,689,693	1,268,043
Net Assets
Beginning of period	9,248,896	9,872,272	45,290,362	44,022,319
End of period	$22,330,963	$9,248,896	$73,980,055	$ 45,290,362
Other Information
Shares
Sold	400,000	—	600,000	1,800,000
Redeemed	—	—	—	(900,000)
Net increase (decrease)	400,000	—	600,000	900,000

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	27

Statements of Changes in Net Assets
	Fidelity International Multifactor ETF		Fidelity International Value Factor ETF
	Six months ended April 30, 2021 (Unaudited)	Year ended October 31, 2020	Six months ended April 30, 2021 (Unaudited)	Year ended October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 126,215	$ 225,085	$ 434,734	$ 359,739
Net realized gain (loss)	257,977	(6,230)	1,111,538	(1,404,104)
Change in net unrealized appreciation (depreciation)	1,312,314	(704,458)	3,921,365	(779,454)
Net increase (decrease) in net assets resulting from operations	1,696,506	(485,603)	5,467,637	(1,823,819)
Distributions to shareholders	(80,800)	(266,800)	(341,200)	(346,400)
Share transactions
Proceeds from sales of shares	5,396,335	—	9,241,803	3,288,407
Cost of shares redeemed	—	(2,519,075)	—	—
Net increase (decrease) in net assets resulting from share transactions	5,396,335	(2,519,075)	9,241,803	3,288,407
Total increase (decrease) in net assets	7,012,041	(3,271,478)	14,368,240	1,118,188
Net Assets
Beginning of period	7,201,679	10,473,157	14,253,551	13,135,363
End of period	$14,213,720	$ 7,201,679	$28,621,791	$14,253,551
Other Information
Shares
Sold	200,000	—	400,000	200,000
Redeemed	—	(100,000)	—	—
Net increase (decrease)	200,000	(100,000)	400,000	200,000
See accompanying notes which are an integral part of the financial statements.
28	Semi-Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity Emerging Markets Multifactor ETF
	Six months ended April 30, 2021 (Unaudited)	Year ended October 31, 2020	Year ended October 31, 2019A
Selected Per-Share Data
Net asset value, beginning of period	$ 23.12	$24.68	$25.00
Income from Investment Operations
Net investment income (loss)B	0.27	0.55	0.50
Net realized and unrealized gain (loss)	4.71	(1.57)	(0.34)
Total from investment operations	4.98	(1.02)	0.16
Distributions from net investment income	(0.19)	(0.54)	(0.48)
Total distributions	(0.19)	(0.54)	(0.48)
Net asset value, end of period	$ 27.91	$23.12	$24.68
Total ReturnC,D,E	21.57%	(4.03)%	0.66%
Ratios to Average Net AssetsF,G
Expenses before reductions	.45% H	.45%	.45% H
Expenses net of fee waivers, if any	.45% H	.45%	.45% H
Expenses net of all reductions	.45% H	.45%	.45% H
Net investment income (loss)	1.96% H	2.39%	3.05% H
Supplemental Data
Net assets, end of period (000 omitted)	$22,331	$9,249	$9,872
Portfolio turnover rateI	38% J,K	66%	34% J,K

A	For the period February 26, 2019 (commencement of operations) to October 31, 2019.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
G	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
H	Annualized.
I	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
J	Amount not annualized.
K	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	29

Financial Highlights
	Fidelity International High Dividend ETF
	Six months ended April 30, 2021 (Unaudited)	Year ended October 31, 2020	Year ended October 31, 2019	Year ended October 31, 2018A
Selected Per-Share Data
Net asset value, beginning of period	$ 15.10	$ 20.96	$ 20.56	$ 25.08
Income from Investment Operations
Net investment income (loss)B	0.31	0.60	1.04	0.82
Net realized and unrealized gain (loss)	5.41	(5.81)	0.31	(4.63)
Total from investment operations	5.72	(5.21)	1.35	(3.81)
Distributions from net investment income	(0.27)	(0.65)	(0.95)	(0.71)
Total distributions	(0.27)	(0.65)	(0.95)	(0.71)
Net asset value, end of period	$ 20.55	$ 15.10	$ 20.96	$ 20.56
Total ReturnC,D,E	38.01%	(24.98)%	6.84%	(15.44)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.39% H	.39%	.39%	.39% H
Expenses net of fee waivers, if any	.39% H	.39%	.39%	.39% H
Expenses net of all reductions	.39% H	.39%	.39%	.39% H
Net investment income (loss)	3.25% H	3.38%	5.07%	4.59% H
Supplemental Data
Net assets, end of period (000 omitted)	$73,980	$45,290	$44,022	$18,500
Portfolio turnover rateI,J	77% K	82%	47%	42% K

A	For the period January 16, 2018 (commencement of operations) to October 31, 2018.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
G	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
H	Annualized.
I	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
J	Portfolio turnover rate excludes securities received or delivered in-kind.
K	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
30	Semi-Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity International Multifactor ETF
	Six months ended April 30, 2021 (Unaudited)	Year ended October 31, 2020	Year ended October 31, 2019A
Selected Per-Share Data
Net asset value, beginning of period	$ 24.01	$26.18	$ 25.05
Income from Investment Operations
Net investment income (loss)B	0.31	0.57	0.55
Net realized and unrealized gain (loss)	4.31	(2.07)	1.12
Total from investment operations	4.62	(1.50)	1.67
Distributions from net investment income	(0.20)	(0.67)	(0.54)
Total distributions	(0.20)	(0.67)	(0.54)
Net asset value, end of period	$ 28.43	$24.01	$ 26.18
Total ReturnC,D,E	19.29%	(5.73)%	6.72%
Ratios to Average Net AssetsF,G
Expenses before reductions	.39% H	.39%	.39% H
Expenses net of fee waivers, if any	.39% H	.39%	.39% H
Expenses net of all reductions	.39% H	.39%	.39% H
Net investment income (loss)	2.25% H	2.29%	3.18% H
Supplemental Data
Net assets, end of period (000 omitted)	$14,214	$7,202	$10,473
Portfolio turnover rateI,J	40% K	69%	35% K

A	For the period February 26, 2019 (commencement of operations) to October 31, 2019.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
G	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
H	Annualized.
I	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
J	Portfolio turnover rate excludes securities received or delivered in-kind.
K	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	31

Financial Highlights
	Fidelity International Value Factor ETF
	Six months ended April 30, 2021 (Unaudited)	Year ended October 31, 2020	Year ended October 31, 2019	Year ended October 31, 2018A
Selected Per-Share Data
Net asset value, beginning of period	$ 17.82	$ 21.89	$ 20.89	$ 25.00
Income from Investment Operations
Net investment income (loss)B	0.45	0.51	0.80	0.62
Net realized and unrealized gain (loss)	5.91	(4.09)	1.05	(4.18)
Total from investment operations	6.36	(3.58)	1.85	(3.56)
Distributions from net investment income	(0.33)	(0.49)	(0.85)	(0.55)
Total distributions	(0.33)	(0.49)	(0.85)	(0.55)
Net asset value, end of period	$ 23.85	$ 17.82	$ 21.89	$ 20.89
Total ReturnC,D,E	35.81%	(16.32)%	9.04%	(14.46)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.39% H	.39%	.39%	.39% H
Expenses net of fee waivers, if any	.39% H	.39%	.39%	.39% H
Expenses net of all reductions	.39% H	.39%	.39%	.39% H
Net investment income (loss)	3.98% H	2.60%	3.74%	3.38% H
Supplemental Data
Net assets, end of period (000 omitted)	$28,622	$14,254	$13,135	$12,532
Portfolio turnover rateI	44% J,K	76% K	56%	65% J,K

A	For the period January 16, 2018 (commencement of operations) to October 31, 2018.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
G	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
H	Annualized.
I	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
J	Amount not annualized.
K	Portfolio turnover rate excludes securities received or delivered in-kind.
See accompanying notes which are an integral part of the financial statements.
32	Semi-Annual Report

Notes to Financial Statements
For the period ended April 30, 2021 (Unaudited)
1. Organization.
Fidelity Emerging Markets Multifactor ETF, Fidelity International High Dividend ETF, Fidelity International Multifactor ETF and Fidelity International Value Factor ETF (the Funds) are exchange-traded funds of Fidelity Covington Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Certain Funds’ investments in emerging markets can be subject to social, economic, regulatory and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An Investing Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.
Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.
Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Money Market Central Funds Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%
(a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund’s most recent annual or semi-annual shareholder report.
A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund’s Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the each Fund:
Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund’s investments to the Fair Value Committee (the Committee) established by each Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund’s investments and ratifies the fair value determinations of the Committee.
Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)
Semi-Annual Report	33

3. Significant Accounting Policies – continued

Valuation techniques used to value each Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2021, is included at the end of each Fund’s Schedule of Investments.
Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Investment Transactions and Income. For financial reporting purposes and for processing shareholder transactions, the Funds’ investment holdings and NAV include trades executed through the end of the last business day of the period and prior business day, respectively. The NAV per share for processing shareholder transactions is calculated as of the close of business (normally 4:00 p.m. Eastern time) of the Cboe BZX Exchange, Inc. (CboeBZX) for Fidelity Emerging Markets Multifactor ETF and Fidelity International Multifactor ETF, and of the New York Stock Exchange, Archipelago Exchange (NYSE Arca) for all other funds. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund’s expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Fidelity Emerging Markets Multifactor ETF is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.
Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
34	Semi-Annual Report

Notes to Financial Statements  – continued
3. Significant Accounting Policies – continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:
	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Emerging Markets Multifactor ETF	$ 20,768,345	$ 2,445,781	$ (949,989)	$ 1,495,792
Fidelity International High Dividend ETF	69,351,134	4,925,846	(898,559)	4,027,287
Fidelity International Multifactor ETF	12,944,946	1,388,296	(246,048)	1,142,248
Fidelity International Value Factor ETF	25,646,496	3,237,061	(493,222)	2,743,839
Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal year end and is subject to adjustment.
	No-expiration Short-term	No-expiration Long-term	Total capital loss carryforward
Fidelity Emerging Markets Multifactor ETF	$ (451,257)	$ (99,673)	$ (550,930)
Fidelity International High Dividend ETF	(4,434,825)	(3,806,299)	(8,241,124)
Fidelity International Multifactor ETF	(268,778)	(72,142)	(340,920)
Fidelity International Value Factor ETF	(912,557)	(1,933,106)	(2,845,663)
Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.
The Funds' use of derivatives increased or decreased their exposure to the following risk:
Equity risk        Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statements of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Semi-Annual Report	35

4. Derivative Instruments – continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.
Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statements of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statements of Operations.
Any open futures contracts at period end are presented in the Schedule of Investments under the caption “Futures Contracts”. The notional amount at value reflects each contract’s exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statements of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, are noted in the table below.
	Purchases ($)	Sales ($)
Fidelity Emerging Markets Multifactor ETF	12,538,241	5,348,476
Fidelity International High Dividend ETF	45,248,164	45,000,518
Fidelity International Multifactor ETF	4,403,747	4,255,986
Fidelity International Value Factor ETF	8,995,711	8,733,114
Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.
	In-kind Subscriptions ($)	In-kind Redemptions ($)
Fidelity Emerging Markets Multifactor ETF	3,809,329	—
Fidelity International High Dividend ETF	9,020,595	—
Fidelity International Multifactor ETF	5,066,770	—
Fidelity International Value Factor ETF	6,467,217	—
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .39% of each Fund’s average net assets for Fidelity International High Dividend ETF, Fidelity International Multifactor ETF and Fidelity International Value Factor ETF. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.
Fidelity Emerging Markets Multifactor ETF’s management fee is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.
Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.
Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund’s daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered
36	Semi-Annual Report

Notes to Financial Statements  – continued
7. Security Lending – continued

to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:
	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity International High Dividend ETF	$ —	$ —	$ —
Fidelity International Value Factor ETF	75	—	—
8. Expense Reductions.
Through arrangements with each applicable Fund’s custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund’s expenses by the following amounts:
Amount
Fidelity Emerging Markets Multifactor ETF	$ 3
Fidelity International High Dividend ETF	4
Fidelity International Multifactor ETF	14
Fidelity International Value Factor ETF	5
9. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities to a fund and redemption proceeds are paid with a basket of securities from a fund’s portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
10. Other.
Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.
11. Coronavirus (COVID-19) Pandemic.
An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds’ performance.
Semi-Annual Report	37

Shareholder Expense Example (Unaudited)
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested for the one-half year period (November 1, 2020 to April 30, 2021).
Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Annualized Expense RatioA	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses Paid During PeriodB November 1, 2020 to April 30, 2021
Fidelity Emerging Markets Multifactor ETF	0.45%
Actual		$ 1,000.00	$ 1,215.70	$ 2.47
Hypothetical C		$ 1,000.00	$ 1,022.56	$ 2.26
Fidelity International High Dividend ETF	0.39%
Actual		$ 1,000.00	$ 1,380.10	$ 2.30
Hypothetical C		$ 1,000.00	$ 1,022.86	$ 1.96
Fidelity International Multifactor ETF	0.39%
Actual		$ 1,000.00	$ 1,192.90	$ 2.12
Hypothetical C		$ 1,000.00	$ 1,022.86	$ 1.96
Fidelity International Value Factor ETF	0.39%
Actual		$ 1,000.00	$ 1,358.10	$ 2.28
Hypothetical C		$ 1,000.00	$ 1,022.86	$ 1.96

A	Annualized expense ratio reflects expenses net of applicable fee waivers.
B	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
C	5% return per year before expenses.
38	Semi-Annual Report

Board Approval of Investment Advisory Contracts
Fidelity Emerging Markets Multifactor ETF
Fidelity International High Dividend ETF
Fidelity International Multifactor ETF
Fidelity International Value Factor ETF
At its January 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for each fund for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board’s meeting calendar.
The Board considered that the approval of each fund’s Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of each fund’s assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under each fund’s Advisory Contracts; or (iv) the day-to-day management of each fund or the persons primarily responsible for such management. The Board also considered that since its last approval of each fund’s Advisory Contracts, FMR had provided additional information on each fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that each fund’s Advisory Contracts are fair and reasonable, and that each fund’s Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.
In connection with its consideration of future renewals of each fund’s Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for each fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing each fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the funds) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that each fund’s management fee structures are fair and reasonable, and that the continuation of the funds’ Advisory Contracts should be approved for four months from February 1, 2021 through May 31, 2021.
Semi-Annual Report	39

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Funds have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage each Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund’s Board of Trustees (the Board) has designated each Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.
In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
      Highly liquid investments – cash or convertible to cash within three business days or less
      Moderately liquid investments – convertible to cash in three to seven calendar days
      Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
      Illiquid investments – cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.
40	Semi-Annual Report

IHD-IVE-SANN-0621
1.9885305.103

Item 2.	Code of Ethics

Not applicable.

Item 3.	Audit Committee Financial Expert

Not applicable.

Item 4.	Principal Accountant Fees and Services

Not applicable.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Investments

(a)     Not applicable.

(b)     Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Covington Trust’s Board of Trustees.

Item 11.	Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Covington Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)	(1)	Not applicable.

(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)	(3)	Not applicable.

(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Covington Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date: June 18, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date: June 18, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date: June 18, 2021